Note 1 - Organization and Principal Activities (Details) - Net Cash Provided By (Used In) of the VIEs and Their Subsidiaries, Before Intercompany Elimination (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	$ 1,172,136	$ 158,656	$ (29,042,932)
Net cash provided by (used in) investing activities	(4,598,163)	7,577,511	10,960,855
Net cash provided by financing activities	(371,719)	(12,137,905)	(5,668,804)
Effect of exchange rate changes	(34,691)	(133,308)	15,785
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities	3,204,749	(14,469,067)	(13,860,354)
Net cash provided by (used in) investing activities	(5,685,885)	(9,440,165)	3,449,449
Net cash provided by financing activities	1,430,739	35,830,988	6,461,007
Effect of exchange rate changes	$ (95,269)	$ (46,900)	$ 52,740